UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St.
Suite 325
Denver, CO 80206

(Name and address of agent for service):	David J. Corkins
100 Fillmore St.
Suite 325
Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2015

Date of reporting period:	March 31, 2015

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Growth Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Value
Common Stocks - 91.2%
Consumer Discretionary - 19.5%
Distributors - 1.1%
LKQ Corp.*	835,131	$ 21,345,948
Diversified Consumer Services - 2.7%
Grand Canyon Education, Inc.*	408,667	17,695,281
ServiceMaster Global Holdings, Inc.*	1,059,743	35,766,326
		53,461,607
Hotels, Restaurants & Leisure - 1.4%
Dunkin' Brands Group, Inc.	600,250	28,547,890
Media - 2.1%
National CineMedia, Inc.	2,747,594	41,488,670
Specialty Retail - 6.4%
DSW, Inc. Class A	566,740	20,901,371
Five Below, Inc.*	700,502	24,916,856
Hibbett Sports, Inc.*	420,424	20,626,002
Monro Muffler Brake, Inc.	326,240	21,221,912
Sally Beauty Holdings, Inc.*	1,146,441	39,403,177
		127,069,318
Textiles, Apparel & Luxury Goods - 5.8%
Carter's, Inc.	523,242	48,384,188
Tumi Holdings, Inc.*	1,092,310	26,717,903
Wolverine World Wide, Inc.	1,181,819	39,531,845
		114,633,936
Total Consumer Discretionary		386,547,369
Energy - 3.8%
Energy Equipment & Services - 3.8%
CHC Group Ltd.*	2,600,057	3,458,076
Core Laboratories N.V. (Netherlands)	179,739	18,780,928
Dril-Quip, Inc.*	260,982	17,848,559
RigNet, Inc.*	1,217,760	34,815,758
Total Energy		74,903,321
Financials - 7.0%
Capital Markets - 4.6%
Financial Engines, Inc.	375,823	15,720,676
LPL Financial Holdings, Inc.	1,193,188	52,333,226
WisdomTree Investments, Inc.	1,094,449	23,486,875
		91,540,777
Commercial Banks - 2.4%
Bank of the Ozarks, Inc.	714,330	26,380,207
East West Bancorp., Inc.	514,854	20,830,993
		47,211,200
Total Financials		138,751,977
	Shares	Value
Health Care - 13.0%
Biotechnology - 3.3%
Chimerix, Inc. *	254,016	$ 9,573,863
Clovis Oncology, Inc.*	130,248	9,668,309
Exact Sciences Corp.*	653,273	14,385,072
Juno Therapeutics, Inc. *	191,711	11,629,189
Neurocrine Biosciences, Inc.*	263,782	10,474,783
Synageva BioPharma Corp.*	100,490	9,800,790
		65,532,006
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc.*	270,939	14,572,454
LDR Holding Corp. *	276,009	10,112,970
		24,685,424
Health Care Providers & Services - 4.9%
Cooper Cos., Inc. (The)	127,804	23,953,026
DexCom, Inc.*	169,659	10,576,542
Endologix, Inc.*	1,665,916	28,437,186
Insulet Corp.*	400,022	13,340,734
Novadaq Technologies, Inc.*	631,892	10,261,926
Quidel Corp.*	369,538	9,970,135
		96,539,549
Health Care Technology - 1.6%
athenahealth, Inc.*	71,009	8,477,764
Medidata Solutions, Inc.*	221,108	10,843,136
Spectranetics Corp. (The)*	366,334	12,733,770
		32,054,670
Pharmaceuticals - 2.0%
Prestige Brands Holdings, Inc.*	685,597	29,405,255
Revance Therapeutics, Inc.*	476,224	9,872,124
		39,277,379
Total Health Care		258,089,028
Industrials - 26.8%
Aerospace & Defense - 2.7%
HEICO Corp. Class A	1,072,773	53,145,174
Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	410,957	19,799,908
Forward Air Corp.	292,236	15,868,415
		35,668,323
Commercial Services & Supplies - 3.9%
Clean Harbors, Inc.*	1,015,692	57,670,992
Ritchie Bros. Auctioneers, Inc. (Canada)	796,094	19,854,584
		77,525,576
Electrical Equipment - 3.3%
Polypore International, Inc.*	390,795	23,017,826
Sensata Technologies Holding N.V. (Netherlands)*	737,165	42,350,129
		65,367,955
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2015 (Unaudited)
	Shares	Value
Machinery - 4.6%
Kennametal, Inc.	619,984	$ 20,887,261
Proto Labs, Inc.*	291,672	20,417,040
Tennant Co.	376,539	24,614,355
Woodward, Inc.	474,633	24,211,029
		90,129,685
Marine - 1.0%
Kirby Corp.*	275,146	20,649,707
Professional Services - 3.9%
Advisory Board Co. (The)*	290,963	15,502,509
Corporate Executive Board Co. (The)	526,048	42,010,193
TriNet Group, Inc.*	552,060	19,449,074
		76,961,776
Road & Rail - 2.5%
Heartland Express, Inc.	783,029	18,604,769
Roadrunner Transportation Systems, Inc.*	883,529	22,326,778
Saia, Inc.*	192,779	8,540,110
		49,471,657
Trading Companies & Distributors - 3.1%
MSC Industrial Direct Co., Class A	487,751	35,215,622
WESCO International, Inc.*	370,184	25,872,160
		61,087,782
Total Industrials		530,007,635
Information Technology - 20.1%
Electronic Equipment & Instruments - 1.5%
Trimble Navigation Ltd.*	1,179,630	29,726,676
Internet Software & Services - 4.2%
ChannelAdvisor Corp.*	1,069,222	10,360,761
CoStar Group, Inc.*	78,002	15,431,136
Dealertrack Technologies, Inc.*	249,683	9,617,789
Demandware, Inc.*	281,090	17,118,381
SPS Commerce, Inc.*	225,005	15,097,836
VistaPrint, N.V. (Netherlands)*	189,164	15,961,658
		83,587,561
IT Services - 3.0%
Euronet Worldwide, Inc.*	420,674	24,714,598
Gartner, Inc.*	411,050	34,466,542
		59,181,140
Software - 10.0%
Cadence Design Systems, Inc.*	2,937,169	54,161,396
RealPage, Inc.*	494,873	9,966,742
SolarWinds, Inc.*	912,914	46,777,713
	Shares	Value
Solera Holdings, Inc.	967,844	$ 49,998,821
SS&C Technologies Holdings, Inc.	590,556	36,791,639
		197,696,311
Technology Hardware, Storage & Peripherals - 1.4%
Stratasys Ltd.*	528,710	27,905,314
Total Information Technology		398,097,002
Materials - 1.0%
Chemicals - 1.0%
Valspar Corp. (The)	228,088	19,166,235
Total Materials		19,166,235
Total Investments - 91.2% (Cost $1,564,149,130)		1,805,562,567
Cash and Other Assets, Less Liabilities - 8.8%		174,290,200
Net Assets - 100.0%		$1,979,852,767
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

*	Non-income producing securities
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Value
Common Stocks - 92.3%
Consumer Discretionary - 19.5%
Distributors - 1.6%
LKQ Corp.*	434,695	$ 11,110,804
Diversified Consumer Services - 2.5%
Regis Corp.*	296,000	4,842,560
ServiceMaster Global Holdings, Inc.*	372,669	12,577,579
		17,420,139
Food & Staples Retailing - 1.4%
Fresh Market, Inc. (The) *	248,000	10,078,720
Hotels, Restaurants & Leisure - 1.0%
Denny's Corp.*	590,594	6,732,772
Specialty Retail - 6.4%
Children's Place, Inc. (The)	188,161	12,078,054
Dick's Sporting Goods, Inc.	128,750	7,337,462
Inter Parfums, Inc.	214,943	7,011,441
Monro Muffler Brake, Inc.	111,915	7,280,071
Select Comfort Corp.*	340,902	11,750,892
		45,457,920
Textiles, Apparel & Luxury Goods - 6.6%
Coach, Inc.	256,753	10,637,277
Gildan Activewear, Inc. (Canada)	468,000	13,815,360
Tumi Holdings, Inc.*	438,000	10,713,480
Wolverine World Wide, Inc.	346,000	11,573,700
		46,739,817
Total Consumer Discretionary		137,540,172
Energy - 5.6%
Energy Equipment & Services - 1.1%
Core Laboratories N.V. (Netherlands)	30,565	3,193,737
Helmerich & Payne, Inc.	67,661	4,605,684
		7,799,421
Oil, Gas & Consumable Fuels - 4.5%
Cameco Corp.	652,464	9,088,824
EOG Resources, Inc.	125,600	11,516,264
Occidental Petroleum Corp.	150,526	10,988,398
		31,593,486
Total Energy		39,392,907
Financials - 11.0%
Commercial Banks - 5.9%
Bank of Hawaii Corp.	235,157	14,393,960
Citigroup, Inc.	235,000	12,107,200
Lazard Ltd. Class A	54,821	2,883,037
Synchrony Financial *	410,775	12,467,021
		41,851,218
Insurance - 1.1%
Old Republic International Corp.	524,812	7,840,691
	Shares	Value
Real Estate Investment Trusts - 1.6%
Rayonier, Inc.	415,954	$ 11,214,120
Real Estate Management & Development - 2.4%
Alexander & Baldwin, Inc.	383,924	16,577,838
Total Financials		77,483,867
Health Care - 14.1%
Biotechnology - 1.4%
Neurocrine Biosciences, Inc.*	260,410	10,340,881
Health Care Equipment & Supplies - 5.1%
CR Bard, Inc.	87,000	14,559,450
Endologix, Inc.*	468,447	7,996,391
Hologic, Inc. *	415,000	13,705,375
		36,261,216
Health Care Providers & Services - 1.6%
Humana, Inc.	42,059	7,487,343
Insulet Corp.*	111,000	3,701,850
		11,189,193
Life Sciences Tools & Services - 1.9%
Accelerate Diagnostics, Inc. *	170,150	3,828,375
ICON, Plc*	132,500	9,345,225
		13,173,600
Pharmaceuticals - 4.1%
Impax Laboratories, Inc.*	267,500	12,537,725
Nektar Therapeutics *	347,605	3,823,655
Pfizer, Inc.	359,285	12,499,525
		28,860,905
Total Health Care		99,825,795
Industrials - 14.8%
Air Freight & Logistics - 3.6%
Expeditors International of Washington, Inc.	158,583	7,640,529
Hub Group, Inc. Class A*	237,543	9,333,064
UTi Worldwide, Inc.*	684,916	8,424,467
		25,398,060
Building Products - 2.5%
Lennox International, Inc.	72,900	8,142,201
NCI Building Systems, Inc.*	558,891	9,657,636
		17,799,837
Commercial Services & Supplies - 2.2%
Clean Harbors, Inc.*	233,200	13,241,096
Steelcase, Inc. Class A	122,339	2,317,101
		15,558,197
Machinery - 3.1%
Lindsay Corp.	43,500	3,316,875
Stanley Black & Decker, Inc.	74,064	7,062,743
Xylem, Inc.	317,888	11,132,438
		21,512,056
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	3	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2015 (Unaudited)
	Shares	Value
Professional Services - 1.1%
Verisk Analytics, Inc., Class A*	105,000	$ 7,497,000
Road & Rail - 2.3%
Norfolk Southern Corp.	159,700	16,436,324
Total Industrials		104,201,474
Information Technology - 25.7%
Electronic Equipment & Instruments - 1.8%
FLIR Systems, Inc.	228,051	7,133,435
Trimble Navigation Ltd.*	203,083	5,117,692
		12,251,127
Internet Software & Services - 3.5%
Rackspace Hosting, Inc. *	273,291	14,099,083
RetailMeNot, Inc. *	205,000	3,692,050
Yelp, Inc. *	150,640	7,132,804
		24,923,937
IT Services - 5.1%
Acxiom Corp.*	340,300	6,292,147
Broadridge Financial Solutions, Inc.	263,400	14,489,634
CACI International, Inc. Class A*	169,500	15,241,440
		36,023,221
Semiconductors - 4.4%
Linear Technology Corp.	152,200	7,122,960
Mellanox Technologies Ltd.*	134,204	6,084,809
NVIDIA Corp.	727,357	15,219,945
Power Integrations, Inc.	51,900	2,702,952
		31,130,666
Software - 9.0%
Barracuda Networks, Inc.*	185,902	7,151,650
Fortinet, Inc.*	297,321	10,391,369
Informatica Corp.*	226,574	9,936,403
Microsoft Corp.	278,149	11,308,148
Silver Spring Networks, Inc.*	598,000	5,346,120
Verint Systems, Inc.*	253,500	15,699,255
Zynga, Inc. Class A*	1,359,337	3,874,110
		63,707,055
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	83,599	10,402,223
Stratasys Ltd.*	60,000	3,166,800
		13,569,023
Total Information Technology		181,605,029
	Shares	Value
Telecommunication Services - 1.6%
Diversified Telecommunications - 1.6%
Iridium Communications, Inc.*	1,172,000	$ 11,380,120
Total Telecommunication Services		11,380,120
Total Investments - 92.3% (Cost $502,755,634)		651,429,364
Cash and Other Assets, Less Liabilities - 7.7%		54,389,802
Net Assets - 100.0%		$705,819,166
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company

*	Non-income producing securities
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	4	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Value
Common Stocks - 73.7%
Consumer Discretionary - 11.0%
Hotels, Restaurants & Leisure - 1.5%
Restaurant Brands International, Inc.	4,578	$ 175,841
Internet & Catalog Retail - 1.8%
Amazon.com, Inc.*	600	223,260
Media - 2.8%
Time Warner, Inc.	2,000	168,880
Walt Disney Co. (The)†	1,693	177,579
		346,459
Specialty Retail - 1.4%
TJX Companies, Inc. (The)†	2,500	175,125
Textiles, Apparel & Luxury Goods - 3.5%
NIKE Class B	1,970	197,650
VF Corp.	3,000	225,930
		423,580
Total Consumer Discretionary		1,344,265
Consumer Staples - 7.8%
Beverages - 1.5%
Brown-Forman Corp. Class B	2,000	180,700
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.†	1,430	216,638
Food Products - 1.2%
Hershey Co. (The)	1,500	151,365
Tobacco - 3.3%
Altria Group, Inc.	4,644	232,293
Reynolds American, Inc.	2,413	166,280
		398,573
Total Consumer Staples		947,276
Energy - 7.1%
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc.	3,150	157,469
Oil, Gas & Consumable Fuels - 5.8%
California Resources Corp.	25,000	190,250
Cameco Corp.	4,500	62,685
EOG Resources, Inc.	1,694	155,323
Kinder Morgan, Inc.	3,847	161,805
MarkWest Energy Partners LP	2,095	138,479
		708,542
Total Energy		866,011
Financials - 3.9%
Commercial Banks - 3.9%
JPMorgan Chase & Co.	2,554	154,721
U.S. Bancorp	3,656	159,657
Wells Fargo & Co.	2,919	158,794
Total Financials		473,172
	Shares	Value
Health Care - 10.6%
Biotechnology - 5.5%
Biogen, Inc.*	250	$ 105,560
Exact Sciences Corp.*	4,300	94,686
Gilead Sciences, Inc.*	2,001	196,358
OvaScience, Inc. *	3,250	112,872
Vertex Pharmaceuticals, Inc. *	1,342	158,316
		667,792
Life Sciences Tools & Services - 2.4%
Accelerate Diagnostics, Inc. *	5,000	112,500
Illumina, Inc. *	1,000	185,640
		298,140
Pharmaceuticals - 2.7%
Novartis AG, ADR	1,660	163,693
Perrigo Co., Plc*	967	160,087
		323,780
Total Health Care		1,289,712
Industrials - 9.9%
Aerospace & Defense - 3.8%
General Dynamics Corp.	563	76,416
Lockheed Martin Corp.	1,496	303,628
Raytheon Co.	754	82,374
		462,418
Air Freight & Logistics - 1.6%
United Parcel Service, Inc. Class B	2,000	193,880
Professional Services - 1.5%
Equifax, Inc.	2,001	186,093
Road & Rail - 1.8%
Union Pacific Corp.†	1,957	211,963
Trading Companies & Distributors - 1.2%
WW Grainger, Inc.	628	148,089
Total Industrials		1,202,443
Information Technology - 18.0%
Internet Software & Services - 5.6%
Alibaba Group Holding Ltd.	1,888	157,157
Google, Inc. Class A*,†	550	305,085
Twitter, Inc. *	4,500	225,360
		687,602
IT Services - 1.6%
International Business Machines Corp.	1,250	200,625
Semiconductors - 1.7%
NVIDIA Corp.	10,000	209,250
Software - 4.3%
Microsoft Corp.†	8,000	325,240
Oracle Corp.†	4,500	194,175
		519,415
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	5	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2015 (Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.†	2,983	$ 371,175
Stratasys Ltd.*	4,000	211,120
		582,295
Total Information Technology		2,199,187
Materials - 3.9%
Chemicals - 2.6%
Dow Chemical Co. (The)	4,027	193,215
Mosaic Co. (The)	2,745	126,435
		319,650
Metals & Mining - 1.3%
Royal Gold, Inc.	2,500	157,775
Total Materials		477,425
Utilities - 1.5%
Multi-Utility - 1.5%
Dominion Resources, Inc.	2,660	188,514
Total Utilities		188,514
Total Common Stocks - 73.7% (Cost $8,388,999)		8,988,005

	Principal Value
Corporate Bonds - 2.9%
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Halcon Resources Corp., 9.75%, 7/15/20	$ 500,000	352,500
Total Corporate Bonds - 2.9% (Cost $355,029)		352,500

	Number of Contracts	Value
Call Options Purchased - 2.2%
Biogen, Inc. Expiring April 02, 2015 at $475.00	5	$ 25
Continental Resources, Inc. Expiring January 20, 2017 at $40.00	150	207,000
Halliburton Co. Expiring January 20, 2017 at $50.00	150	66,750
Microsoft Corp. Expiring January 15, 2016 at $50.00	50	2,050
Total Call Options Purchased - 2.2% (Cost $213,837)		275,825
	Number of Contracts	Value
Put Options Purchased - 0.0%
SPDR S&P 500 ETF Trust
Expiring April 02, 2015 at $170.00	95	$ 95
Expiring April 17, 2015 at $165.00	55	165
Total Put Options Purchased - 0.0% (Cost $2,758)		260
Total Investments - 78.8% (Cost $8,960,623)		9,616,590
Cash and Other Assets, Less Liabilities - 21.2%		2,580,665
Net Assets - 100.0%		$ 12,197,255

Call Options Written - (1.1)%
Amazon.com, Inc. Expiring July 17, 2015 at $440.00	(3)	(1,185)
Apple, Inc.
Expiring May 15, 2015 at $130.00	(14)	(4,158)
Expiring July 17, 2015 at $140.00	(10)	(2,150)
Biogen, Inc. Expiring July 17, 2015 at $525.00	(2)	(920)
California Resources Corp. Expiring August 21, 2015 at $5.00	(250)	(67,500)
Gilead Sciences, Inc. Expiring January 15, 2016 at $80.00	(10)	(21,300)
Stratasys Ltd.
Expiring January 15, 2016 at $55.00	(20)	(13,600)
Expiring January 20, 2017 at $50.00	(20)	(24,400)
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	6	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2015 (Unaudited)
	Number of Contracts	Value
Vertex Pharmaceuticals, Inc. Expiring July 17, 2015 at $150.00	(10)	$ (1,100)
Walt Disney Co. (The) Expiring May 15, 2015 at $115.00	(5)	(250)
Total Call Options Written - (1.1)% (Premium received $(145,944))		$ (136,563)
ADR—American Depository Receipt
Plc—Public Limited Company

*	Non-income producing securities
†	Securities, or a portion thereof, were pledged as collateral by the Fund.
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	7	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Value
Common Stocks - 84.7%
Consumer Discretionary - 18.8%
Auto Components - 1.0%
Dorman Products, Inc.*	41,469	$ 2,063,083
Diversified Consumer Services - 3.4%
2U, Inc.*	117,652	3,009,538
Grand Canyon Education, Inc.*	27,911	1,208,547
ServiceMaster Global Holdings, Inc.*	88,299	2,980,091
		7,198,176
Hotels, Restaurants & Leisure - 2.1%
Del Frisco's Restaurant Group, Inc.*	104,138	2,098,380
Papa Murphy's Holdings, Inc.*	54,898	995,850
Texas Roadhouse, Inc.	36,825	1,341,535
		4,435,765
Leisure Equipment & Products - 1.4%
Arctic Cat, Inc.	25,043	909,562
Malibu Boats, Inc. Class A*	91,210	2,129,753
		3,039,315
Media - 2.6%
National CineMedia, Inc.	275,016	4,152,741
Rentrak Corp.*	22,685	1,260,379
		5,413,120
Specialty Retail - 4.4%
Boot Barn Holdings, Inc. *	91,965	2,199,803
Five Below, Inc.*	64,561	2,296,435
Hibbett Sports, Inc.*	40,965	2,009,743
Monro Muffler Brake, Inc.	22,869	1,487,628
Winmark Corp.	14,133	1,237,627
		9,231,236
Textiles, Apparel & Luxury Goods - 3.9%
Carter's, Inc.	26,207	2,423,361
Tumi Holdings, Inc.*	65,887	1,611,596
Wolverine World Wide, Inc.	123,999	4,147,767
		8,182,724
Total Consumer Discretionary		39,563,419
Energy - 3.3%
Energy Equipment & Services - 2.1%
Era Group, Inc. *	61,624	1,284,244
RigNet, Inc.*	105,419	3,013,929
		4,298,173
Oil, Gas & Consumable Fuels - 1.2%
Evolution Petroleum Corp.	438,923	2,611,592
Total Energy		6,909,765
Financials - 3.5%
Capital Markets - 2.4%
Financial Engines, Inc.	34,497	1,443,010
PennantPark Investment Corp.	128,867	1,166,246
WisdomTree Investments, Inc.	109,557	2,351,093
		4,960,349
Commercial Banks - 1.1%
Bank of the Ozarks, Inc.	63,293	2,337,411
Total Financials		7,297,760
	Shares	Value
Health Care - 15.6%
Biotechnology - 5.9%
Atara Biotherapeutics, Inc. *	30,672	$ 1,275,035
Cellectis SA, ADR *	14,306	494,845
Chimerix, Inc. *	21,455	808,639
Clovis Oncology, Inc.*	10,771	799,531
Exact Sciences Corp.*	68,661	1,511,915
Neurocrine Biosciences, Inc.*	22,967	912,020
OvaScience, Inc. *	19,570	679,666
Repligen Corp.*	49,252	1,495,291
Spark Therapeutics, Inc. *	16,013	1,241,007
Synageva BioPharma Corp.*	9,210	898,251
Versartis, Inc.*	62,044	1,139,748
Xencor, Inc. *	70,146	1,074,637
		12,330,585
Health Care Equipment & Supplies - 5.2%
DexCom, Inc.*	10,217	636,928
Endologix, Inc.*	142,406	2,430,870
Insulet Corp.*	41,096	1,370,552
LDR Holding Corp. *	32,263	1,182,116
Merit Medical Systems, Inc.*	78,876	1,518,363
Nevro Corp. *	19,292	924,665
Novadaq Technologies, Inc.*	84,707	1,375,642
Quidel Corp.*	23,897	644,741
Spectranetics Corp. (The)*	25,847	898,442
		10,982,319
Health Care Providers & Services - 1.0%
National Research Corp. Class A	63,034	907,690
Trupanion, Inc. *	158,248	1,265,984
		2,173,674
Health Care Technology - 1.2%
Castlight Health Inc. Class B*	142,337	1,104,535
Computer Programs & Systems, Inc.	13,010	705,923
Medidata Solutions, Inc.*	16,174	793,173
		2,603,631
Life Sciences Tools & Services - 0.4%
Fluidigm Corp.*	17,572	739,781
Pharmaceuticals - 1.9%
Prestige Brands Holdings, Inc.*	71,934	3,085,249
Revance Therapeutics, Inc.*	44,892	930,611
		4,015,860
Total Health Care		32,845,850
Industrials - 26.5%
Aerospace & Defense - 1.9%
HEICO Corp. Class A	79,982	3,962,308
Air Freight & Logistics - 1.7%
Forward Air Corp.	33,314	1,808,950
Park-Ohio Holdings Corp.	35,417	1,865,414
		3,674,364
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	8	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2015 (Unaudited)
	Shares	Value
Commercial Services & Supplies - 7.3%
Clean Harbors, Inc.*	95,548	$ 5,425,215
Heritage-Crystal Clean, Inc.*	421,754	4,934,522
Ritchie Bros. Auctioneers, Inc. (Canada)	73,511	1,833,364
SP Plus Corp.*	143,268	3,130,406
		15,323,507
Electrical Equipment - 1.8%
Polypore International, Inc.*	22,209	1,308,110
Power Solutions International, Inc.*	37,466	2,408,689
		3,716,799
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	59,272	1,212,705
Machinery - 3.6%
Kennametal, Inc.	61,839	2,083,356
Proto Labs, Inc.*	29,411	2,058,770
Tennant Co.	37,454	2,448,368
voxeljet AG ADR (Germany)*	111,255	880,027
		7,470,521
Professional Services - 4.6%
Advisory Board Co. (The)*	25,283	1,347,078
Corporate Executive Board Co. (The)	52,976	4,230,663
TriNet Group, Inc.*	86,652	3,052,750
TrueBlue, Inc.*	45,527	1,108,583
		9,739,074
Road & Rail - 2.5%
Heartland Express, Inc.	76,851	1,825,980
Roadrunner Transportation Systems, Inc.*	85,890	2,170,440
Saia, Inc.*	28,083	1,244,077
		5,240,497
Trading Companies & Distributors - 2.5%
Titan Machinery, Inc.*	169,561	2,263,639
WESCO International, Inc.*	44,414	3,104,095
		5,367,734
Total Industrials		55,707,509
Information Technology - 15.8%
Electronic Equipment & Instruments - 1.0%
DTS, Inc.*	30,716	1,046,494
Mesa Laboratories, Inc.	15,763	1,138,088
		2,184,582
Internet Software & Services - 6.0%
Carbonite, Inc.*	126,649	1,811,081
ChannelAdvisor Corp.*	240,469	2,330,145
Dealertrack Technologies, Inc.*	31,853	1,226,978
LivePerson, Inc.*	172,482	1,765,353
New Relic Inc. *	11,007	381,943
Q2 Holdings, Inc.*	51,231	1,083,023
SciQuest, Inc.*	62,541	1,058,819
	Shares	Value
SPS Commerce, Inc.*	21,139	$ 1,418,427
VistaPrint, N.V. (Netherlands)*	17,012	1,435,472
		12,511,241
IT Services - 2.3%
Cass Information Systems, Inc.	46,107	2,588,447
Euronet Worldwide, Inc.*	37,024	2,175,160
		4,763,607
Software - 5.1%
Advent Software, Inc.	18,562	818,770
Callidus Software, Inc.*	97,164	1,232,040
Exa Corp.*	113,854	1,352,585
HubSpot Inc. *	25,204	1,005,640
PROS Holdings, Inc. *	49,437	1,221,588
RealPage, Inc.*	37,633	757,929
SolarWinds, Inc.*	84,402	4,324,758
		10,713,310
Technology Hardware, Storage & Peripherals - 1.4%
Stratasys Ltd.*	55,409	2,924,487
Total Information Technology		33,097,227
Materials - 1.2%
Chemicals - 1.2%
Balchem Corp.	43,768	2,423,872
Total Materials		2,423,872
Total Investments - 84.7% (Cost $164,230,629)		177,845,402
Cash and Other Assets, Less Liabilities - 15.3%		32,067,436
Net Assets - 100.0%		$ 209,912,838
ADR—American Depository Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

*	Non-income producing securities
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	9	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments
March 31, 2015 (Unaudited)

1. Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”), each a “Fund” and collectively, the “Funds”. The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland Corporation. Each Fund is no load and diversified.
The primary investment objectives of the Growth Fund and Contrarian Fund are to seek long-term growth of capital.
The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:
a.	Investment Valuations: The Funds calculate the net asset value of the Funds’ shares as of the close of business of the New York Stock Exchange (NYSE), which is usually 4:00 p.m. Eastern time, on each day the exchange is open for trading.
Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Arrowpoint Asset Management, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”).
b.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Meridian Funds	10	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
March 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of March 31, 2015 is as follows:
	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks*	$ 1,805,562,567	$ —	$ —	$ 1,805,562,567
Total Investments	1,805,562,567	—	—	1,805,562,567
Contrarian Fund
Common Stocks*	651,429,364	—	—	651,429,364
Total Investments	651,429,364	—	—	651,429,364
Equity Income Fund
Assets:
Common Stocks*	8,988,005	—	—	8,988,005
Corporate Bonds*	—	352,500	—	352,500
Call Options Purchased	275,825	—	—	275,825
Put Options Purchased	260	—	—	260
Total Investments	9,264,090	352,500	—	9,616,590
Liabilities:
Call Options Written	(136,563)	—	—	(136,563)
Small Cap Growth Fund
Common Stocks*	177,845,402	—	—	177,845,402
Total Investments	$ 177,845,402	$ —	$ —	$ 177,845,402
* Industry classifications for these categories are detailed in the Schedules of Investments.
The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period. There were no Level 3 investments held at March 31, 2015.
2. Federal Income Tax Information: For U.S. federal income tax purposes, the aggregate cost of investments, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2015 were as follows:
	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$1,564,149,130	$334,282,598	$(92,869,161)	$241,413,437
Contrarian Fund	502,755,634	157,876,692	(9,202,962)	148,673,730
Equity Income Fund	8,960,623	851,830	(195,863)	655,967
Small Cap Growth Fund	164,230,629	19,329,223	(5,714,450)	13,614,773

Meridian Funds	11	www.meridianfund.com

ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	May 28, 2015

By:	/s/ Derek J. Mullins
Derek J. Mullins
Principal Financial Officer and Treasurer

Date:	May 28, 2015